Munder Series Trust

480 Pierce Street

Birmingham, MI 48009

August 16, 2007

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Post-Effective Amendment No. 22 to the Registration Statement for Munder Series Trust (the “Trust”) on behalf of the Munder International Small-Mid Cap Fund (File No. 333-102943)

Ladies and Gentlemen:

Pursuant to Rules 472 and 485(a) promulgated under the Securities Act of 1933, as amended, please find attached for filing on behalf of the Trust, Post-Effective Amendment No. 22 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed under paragraph (a)(2) of Rule 485 for the purpose of adding one new fund to the Trust, namely the Munder International Small-Mid Cap Fund.

Pursuant to Rule 461(a) under the Securities Act of 1933, as amended, the Trust and the Trust’s principal underwriter, Funds Distributor, Inc., hereby respectfully request that the effective date of Post-Effective Amendment No. 22 to the Trust’s Registration Statement on behalf of the Munder Small-Mid Cap Fund, filed on August 16, 2007, be accelerated so that it will become effective on August 16, 2007, or as soon thereafter as practicable. The Trust and Funds Distributor, Inc. are aware of their statutory obligations under the federal securities laws to provide appropriate disclosure of material information.

Please call Jane A. Kanter of Dechert LLP, the Trust’s outside counsel, at (202) 261-3302 if you have any questions.

Sincerely yours,

/s/ Amy D. Eisenbeis

Amy D. Eisenbeis

Assistant Secretary

The Undersigned hereby joins in the above acceleration request pursuant to the requirements of Rule 461(a).

Funds Distributor, Inc.

/s/ Brian K. Bey

Brian K. Bey

President

cc: Bric Barrientos Securities and Exchange Commission